SCHEDULE OF MATURITIES OF LEASE OBLIGATIONS (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Operating Leases
2023	$ 130,694	$ 163,885
2022 (remaining)	46,458	74,148
2024	102,573	118,279
2025	92,635	87,001
2026	41,462	82,482
2026		46,426
Thereafter		6,294
Total lease payment	419,443	504,367
Less: Imputed interest	(24,278)	(29,570)
Operating lease obligations	395,165	474,797
Thereafter	5,621
Total lease payment	$ 419,443	$ 504,367